Commitments and Contingencies - Fiscal Year Maturity (Details) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2024 CAD ($) GWh agreement_renewal agreement MW
Purchase obligations:
Total		$ 13,599
Year 1		1,634
Year 2		1,048
Year 3		926
Year 4		866
Year 5		782
Thereafter		8,343
Gas and fuel purchase obligations
Purchase obligations:
Total		6,299
Year 1		763
Year 2		571
Year 3		520
Year 4		465
Year 5		393
Thereafter		3,587
Gas and fuel purchase obligations | FortisBC Energy
Purchase obligations:
Total		5,014
Gas and fuel purchase obligations | UNS Energy
Purchase obligations:
Total		1,160
Renewable natural gas expiring 2044 | FortisBC Energy
Purchase obligations:
Total		2,792
Gas, renewable gas, gas transportation and storage services, expiring 2062 | FortisBC Energy
Purchase obligations:
Total		2,222
Renewable PPAs
Purchase obligations:
Total		2,628
Year 1		139
Year 2		166
Year 3		182
Year 4		182
Year 5		173
Thereafter		$ 1,786
Renewable PPAs | TEP and UNS Electric
Purchase obligations:
Share of plant output, percentage		100.00%
Waneta Expansion capacity agreement
Purchase obligations:
Total		$ 2,362
Year 1		56
Year 2		58
Year 3		59
Year 4		60
Year 5		61
Thereafter		2,068
Waneta Expansion capacity agreement | FortisBC Electric
Purchase obligations:
Purchase commitment term	40 years
Power purchase obligations
Purchase obligations:
Total		1,335
Year 1		302
Year 2		217
Year 3		131
Year 4		124
Year 5		122
Thereafter		439
Power purchase obligations | FortisBC Electric
Purchase obligations:
Total		$ 301
Purchase commitment term		20 years
Power purchase obligations | FortisBC Electric | Maximum
Purchase obligations:
Amount of volume required (in mw) | MW		200
Volume of energy required to be purchased (in GWh) | GWh		1,752
Power purchase obligations | Maritime Electric
Purchase obligations:
Total		$ 563
Amount of volume required (in mw) | MW		30
Power purchase obligations | Maritime Electric | Nuclear Generating Station
Purchase obligations:
Share of plant output, percentage		4.55%
Power purchase obligations | FortisOntario
Purchase obligations:
Total		$ 374
Power purchase obligations | FortisOntario | Maximum
Purchase obligations:
Amount of volume required (in mw) | MW		145
Power purchase obligations | FortisOntario | Minimum
Purchase obligations:
Volume of energy required to be purchased (in GWh) | GWh		537
ITC easement agreement
Purchase obligations:
Total		$ 370
Year 1		14
Year 2		14
Year 3		14
Year 4		14
Year 5		14
Thereafter		$ 300
ITC easement agreement | ITC
Purchase obligations:
Number of agreement renewals | agreement_renewal		10
Agreement renewal term		50 years
Notice, period in advance		1 year
TEP EPC agreements
Purchase obligations:
Total		$ 308
Year 1		307
Year 2		1
Year 3		0
Year 4		0
Year 5		0
Thereafter		$ 0
Number of engineering, procurement and construction agreements | agreement		2
Debt collection agreement
Purchase obligations:
Total		$ 99
Year 1		3
Year 2		3
Year 3		3
Year 4		3
Year 5		3
Thereafter		84
Renewable energy credit purchase agreements
Purchase obligations:
Total		58
Year 1		18
Year 2		7
Year 3		6
Year 4		6
Year 5		6
Thereafter		15
Other
Purchase obligations:
Total		140
Year 1		32
Year 2		11
Year 3		11
Year 4		12
Year 5		10
Thereafter		$ 64